Earnings per share	12 Months Ended
Mar. 31, 2022
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	2022 Millions	2021 Millions	2020 Millions
Weighted average number of shares for basic earnings per share	29,012	29,592	29,422
Effect of dilutive potential shares: restricted shares and share options	97	91	–
Weighted average number of shares for diluted earnings per share	29,109	29,683	29,422

	2022		2021		2020
	€m		€m		€m
Profit/(loss) for earnings per share from continuing operations	2,088		112		(920)
Profit/(loss) for basic and diluted earnings per share	2,088		112		(920)

	eurocents		eurocents		eurocents
Basic earnings/(loss) per share from continuing operations	7.20	c	0.38	c	(3.13)	c
Basic earnings/(loss) per share	7.20	c	0.38	c	(3.13)	c

	eurocents		eurocents		eurocents
Diluted earnings/(loss) per share from continuing operations	7.17	c	0.38	c	(3.13)	c
Diluted earnings/(loss) per share	7.17	c	0.38	c	(3.13)	c